Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 01, 2019
Registrant Name	dei_EntityRegistrantName	AMERICAFIRST QUANTITATIVE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001539996
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	abrfx
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2019
Prospectus Date	rr_ProspectusDate	Sep. 01, 2019
AmericaFirst Monthly Risk-On Risk-Off Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AmericaFirst Monthly Risk-On Risk-Off Fund